Debt (Details Narrative) - USD ($)																																																1 Months Ended							2 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended
	Oct. 27, 2026	Oct. 26, 2026	Jun. 25, 2026	May 15, 2026	May 08, 2026	May 06, 2026	May 04, 2026	Apr. 28, 2026	Apr. 08, 2026	Mar. 19, 2026	Mar. 17, 2026	Jan. 27, 2026	Jan. 12, 2026	Dec. 15, 2025	Dec. 03, 2025	Nov. 04, 2025	Oct. 13, 2025	Oct. 06, 2025	Sep. 12, 2025	Jul. 23, 2025	Jul. 22, 2025	Jun. 30, 2025	Jun. 27, 2025	May 09, 2025	Mar. 31, 2025	Jan. 30, 2025	Dec. 12, 2024	Dec. 10, 2024	Sep. 24, 2024	Sep. 23, 2024	Sep. 19, 2024	Sep. 13, 2024	Sep. 05, 2024	Aug. 16, 2024	Jul. 22, 2024	May 31, 2024	May 22, 2024	May 03, 2024	Apr. 18, 2024	Mar. 26, 2024	Feb. 09, 2024	Feb. 05, 2024	Dec. 14, 2023	Dec. 13, 2023	Nov. 16, 2023	Sep. 13, 2023	Aug. 30, 2023	May 12, 2026	Mar. 25, 2026	Feb. 19, 2026	Feb. 10, 2026	Oct. 14, 2025	Sep. 30, 2025	Feb. 29, 2024	Dec. 31, 2025	Dec. 11, 2025	Oct. 22, 2025	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Feb. 25, 2026	Oct. 15, 2025	Oct. 08, 2025	Oct. 31, 2024	Dec. 15, 2023
ShortTermDebt [Line Items]
Common stock, value, issued																																																							$ 5								$ 5
Aggregate principal amount																																										$ 4,500,000
Repayments of convertible debt																																																													$ 1,218,000	$ 3,640,000	$ 4,514,664	$ 750,000
Common Stock, Par or Stated Value Per Share																																																							$ 0.0001			$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Shares, Issued																																																							52,732								52,732
Reverse stock splits description	1-for-10	1-for-10			1-for-20																		1-for-10																																						On April 28, 2026, the stockholders of the Company collectively approved an amendment to the Company’s Certificate of Incorporation, as amended and restated, to effect a reverse stock split (the “May 2026 Reverse Stock Split”) of the Company’s outstanding Class A Common Stock and Class B Common Stock at a ratio of 1-for-20 effective on May 8, 2026.		On August 29, 2024, the stockholders of the Company collectively approved an amendment to the Company’s Certificate of Incorporation, as amended and restated, to effect a reverse stock split (the “2024 Reverse Stock Split”) of the Company’s outstanding Class A Common Stock at a ratio of 1-for-50 effective as of September 19, 2024. The Class B Common Stock was not affected by the 2024 Reverse Stock Split.
Gain on extinguishment of liability																																																										$ (715,000)	$ (146,000)		$ (715,000)	$ (4,489,000)	$ (4,488,627)	$ (680,762)
Stock Issued During Period, Value, New Issues																																																											$ 330,000				$ 329,996	784,943
Subordinated Secured Promissory Note [Member]
ShortTermDebt [Line Items]
Commitment fee expense																											$ 120,000					$ 12,500			$ 38,000
Aggregate principal amount																											$ 2,400,000					$ 262,500			$ 788,000
Maturity date																											Jul. 10, 2025					Mar. 03, 2025			Feb. 05, 2025
Debt instrument, interest rate																											44.00%					44.00%			42.00%
Proceeds from debt																											$ 1,782,438					$ 250,000			$ 750,000
August 1800 Diagonal Note [Member]
ShortTermDebt [Line Items]
Aggregate principal amount																																		$ 184,000
Maturity date																																		Jun. 15, 2025
Debt instrument, interest rate																																		12.00%
Proceeds from debt																																		$ 152,000
Original issue discount																																		24,000
Debt instrument unamortized debt issuance costs incurred during the period																																		8,000
September 1800 Diagonal Note [Member]
ShortTermDebt [Line Items]
Aggregate principal amount																			$ 151,800										$ 124,200
Maturity date																			Jun. 15, 2026										Jul. 30, 2025
Debt instrument, interest rate																			14.00%										12.00%
Proceeds from debt																			$ 125,000										$ 100,000
Original issue discount																			19,800										16,200
Debt instrument unamortized debt issuance costs incurred during the period																			$ 7,000										$ 8,000
May1800 Diagonal Note [Member]
ShortTermDebt [Line Items]
Aggregate principal amount							$ 206,000																	$ 163,300
Maturity date							Jan. 30, 2027																	Feb. 15, 2026
Debt instrument, interest rate							14.00%																	12.00%
Proceeds from debt							$ 150,000																	$ 135,000
Original issue discount																								21,300
Debt instrument unamortized debt issuance costs incurred during the period																								$ 7,000
July 1800 Diagonal Note [Member]
ShortTermDebt [Line Items]
Aggregate principal amount																				$ 295,550
Maturity date																				May 30, 2026
Debt instrument, interest rate																				12.00%
Proceeds from debt																				$ 250,000
Original issue discount																				38,550
Debt instrument unamortized debt issuance costs incurred during the period																				$ 7,000
November 1800 Diagonal Note [Member]
ShortTermDebt [Line Items]
Aggregate principal amount																$ 238,050
Maturity date																Jul. 30, 2026
Debt instrument, interest rate																14.00%
Proceeds from debt																$ 200,000
Original issue discount																31,050
Debt instrument unamortized debt issuance costs incurred during the period																$ 7,000
December 1800 Diagonal Note [Member]
ShortTermDebt [Line Items]
Aggregate principal amount															$ 94,000													$ 124,200
Maturity date															Aug. 30, 2026													Oct. 15, 2025
Debt instrument, interest rate															14.00%													12.00%
Proceeds from debt															$ 75,000													$ 100,000
Original issue discount															12,000													16,200
Debt instrument unamortized debt issuance costs incurred during the period															$ 7,000													$ 8,000
January 1800 Diagonal Note [Member]
ShortTermDebt [Line Items]
Aggregate principal amount													$ 296,000
Maturity date													Oct. 15, 2026
Debt instrument, interest rate													14.00%
Proceeds from debt													$ 250,000
Original issue discount													39,000
Debt instrument unamortized debt issuance costs incurred during the period													$ 7,000
March 1800 Diagonal Note [Member]
ShortTermDebt [Line Items]
Aggregate principal amount											$ 181,000
Maturity date											Dec. 15, 2026
Debt instrument, interest rate											14.00%
Proceeds from debt											$ 150,000
Original issue discount											24,000
Debt instrument unamortized debt issuance costs incurred during the period											$ 7,000
1800 Diagonal Notes [Member]
ShortTermDebt [Line Items]
Percentage of common stock shares convertible																																																													4.99%		4.99%
Debt instrument, convertible terms																																																													The Notes become convertible at the Lender’s option upon an event of default, at a conversion price equal to the quotient resulting from dividing the Conversion Amount, measured as the sum of (1) the principal amount of the Note or Notes being converted in such conversion, plus (2) at the Lender’s option, accrued and unpaid interest, if any, on such principal amount at the interest rates to the respective note or notes being converted through the conversion date, plus (3) at the Lender’s option, the default interest, divided by the “Conversion Price” then in effect on the date specified in the notice of conversion (the conversion date). The Conversion Price will be measured as seventy-five percent (75%) multiplied by the market price, which means the lowest trading price for the Company’s Common Stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.		The Notes become convertible at the Lender’s option upon an event of default, at a conversion price equal to the quotient resulting from dividing the Conversion Amount, measured as the sum of (1) the principal amount of the Note or Notes being converted in such conversion, plus (2) at the Lender’s option, accrued and unpaid interest, if any, on such principal amount at the interest rates to the respective note or notes being converted through the conversion date, plus (3) at the Lender’s option, the default interest, divided by the “Conversion Price” then in effect on the date specified in the notice of conversion (the conversion date). The Conversion Price will be measured as seventy-five percent (75%) multiplied by the market price, which means the lowest trading price for the Company’s Common Stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.
Interest expense																																																										57,000			$ 172,000		$ 306,696	100,095
Private Placement Offering 3 LLP [Member]
ShortTermDebt [Line Items]
Aggregate principal amount																							$ 11,000,000
Repayments of convertible debt																																																					$ 183,333
Debt instrument, interest rate																						10.00%																																					10.00%			10.00%
Interest expense																																																										19,000			201,000		$ 1,193,231
Debt instrument, interest rate																						10.00%																																					10.00%			10.00%
Debt instrument, maturity term																						12 months
Percentage of premium buyer require to redeem, event of default																																																					15.00%
Boot Capital Convertible Note [Member]
ShortTermDebt [Line Items]
Interest expense																																																										11,000			21,000
Venture Issuance and Payofff [Member]
ShortTermDebt [Line Items]
Aggregate principal amount																																																																	$ 487,000
Maturity date									Aug. 18, 2026
Debt instrument, interest rate									198.50%
Proceeds from debt									$ 333,000
Interest expense																																																										110,000			110,000
TVT Capital Issuance [Member]
ShortTermDebt [Line Items]
Aggregate principal amount								$ 834,000
Aggregate principal amount																																																													185,000
Maturity date								Jan. 05, 2027
Debt instrument, interest rate								106.71%
Outstanding principal balance																																																										472,000			472,000
Proceeds from debt								$ 579,000
Interest expense																																																										$ 58,000			$ 58,000
Alco August Promissory Note [Member] | Alco [Member]
ShortTermDebt [Line Items]
Aggregate principal amount																																															$ 150,000
Maturity date																																															Apr. 29, 2024
Debt instrument, interest rate																																															8.00%
Interest expense																																																																11,284
Interest expense debt																																																																8,022
Debt related commitement fees and debt issuance costs																																																																3,261
Alco September Promissory Note [Member] | Alco [Member]
ShortTermDebt [Line Items]
Aggregate principal amount																																															$ 1,500,000
Maturity date																																														Sep. 30, 2024
Debt instrument, interest rate																																															8.00%
Interest expense																																																																283,188
Interest expense debt																																																																92,822
Debt related commitement fees and debt issuance costs																																																																190,366
Alco November Promissory Note [Member] | Alco [Member]
ShortTermDebt [Line Items]
Maturity date																																													Apr. 13, 2024
Debt instrument, interest rate																																													8.00%
Interest expense																																																																321,189
Interest expense debt																																																																43,891
Debt related commitement fees and debt issuance costs																																																																277,298
Alco December Promissory Note [Member] | Alco [Member]
ShortTermDebt [Line Items]
Maturity date																																												Dec. 31, 2024
Debt instrument, interest rate																																												8.00%
Interest expense																																																																936,941
Interest expense debt																																																																117,040
Debt related commitement fees and debt issuance costs																																																																$ 819,901
Alco April 2025 Amendment [Member]
ShortTermDebt [Line Items]
Debt instrument, maturity date range, end																																							May 31, 2024
Alco April 2025 Amendment [Member] | Alco [Member]
ShortTermDebt [Line Items]
Common stock for cash with net proceeds																																							$ 4,000,000
Seven GC Promissory Notes [Member]
ShortTermDebt [Line Items]
Loans Payable, Current																																									$ 2,540,091
CPBF Lending LLC [Member]
ShortTermDebt [Line Items]
Initial exercise price																														$ 7,780.00
June 3i Note [Member] | 3i, LP [Member]
ShortTermDebt [Line Items]
Debt instrument carrying amount																																																									$ 1,419,698
August 3i Note [Member] | 3i, LP [Member]
ShortTermDebt [Line Items]
Debt instrument carrying amount																																																			$ 807,000	$ 1,411,667
October 3i Note [Member] | 3i, LP [Member]
ShortTermDebt [Line Items]
Debt instrument carrying amount																																																								$ 1,676,667
October 3i Note Due October One Two Thousand Twenty Six [Member] | 3i, LP [Member]
ShortTermDebt [Line Items]
Debt instrument carrying amount																																																		$ 1,073,000
February 3i Note [Member] | 3i, LP [Member]
ShortTermDebt [Line Items]
Debt instrument carrying amount																																																	$ 856,000
August October and February 3I Note [Member] | 3i, LP [Member]
ShortTermDebt [Line Items]
Debt instrument carrying amount																																																$ 1,200,000
Yorkville Promissory Notes [Member]
ShortTermDebt [Line Items]
Redemption premium amount																										$ 140,000
Aggregate outstanding principal amount																										3,500,000
March Agile Note [Member]
ShortTermDebt [Line Items]
Outstanding principal balance														$ 1,839,432
March Agile Note [Member] | Subordinated Secured Promissory Note [Member]
ShortTermDebt [Line Items]
Aggregate principal amount																									$ 4,000,000																																			$ 4,000,000
Maturity date																									Nov. 12, 2025																																			Nov. 12, 2025
Debt instrument, interest rate																						44.00%			44.00%																																		44.00%	44.00%		44.00%
Remaining principal and accrued and unpaid interest																																																								1,495,375
Outstanding principal balance																																																								$ 2,123,432
Gain on extinguishment of liability														$ 632,837
Proceeds from debt																									$ 2,044,000																																			$ 2,044,105
Private Placement Warrants [Member]
ShortTermDebt [Line Items]
Warrants issued																																																															1,967
Yorkville Advisors Global, LP [Member] | Yorkville Convertible Note [Member]
ShortTermDebt [Line Items]
Repayments of convertible debt																										$ 1,000,000
Debt instrument, interest rate																										18.00%
Convertible promissory note, payment premium percentage																										4.00%
Minimum redemption notice period																										10 days
Yorkville Advisors Global, LP [Member] | January 2025 Yorkville Convertible Note [Member]
ShortTermDebt [Line Items]
Maturity date																										Jul. 31, 2025
Reverse Stock Split [Member]
ShortTermDebt [Line Items]
Common stock, value, issued
Shares, Issued																																																										269,058			269,058
Stock Issued During Period, Value, New Issues																																																														$ 330,000
Reverse Stock Split [Member] | CPBF Lending LLC [Member]
ShortTermDebt [Line Items]
Initial exercise price																														7,780.00
Reverse Stock Split [Member] | Private Placement Warrants [Member]
ShortTermDebt [Line Items]
Warrants issued																																																													5,069
Additional Tranche [Member] | August 1800 Diagonal Note [Member]
ShortTermDebt [Line Items]
Aggregate principal amount																																		$ 750,000
Common Class A [Member] | September 1800 Diagonal Note [Member]
ShortTermDebt [Line Items]
Conversion of stock, shares converted																				35
Common Class A [Member] | December 1800 Diagonal Note [Member]
ShortTermDebt [Line Items]
Conversion of stock, shares converted																					100
Common Class A [Member] | CP BF Lending, LLC May 2026 [Member]
ShortTermDebt [Line Items]
Conversion rate percentage of common stock outstanding				95.00%
Reverse stock splits description				Pursuant to the Floor Price Amendment, the Floor Price applicable to the Conversion Price under the Note was reduced from $500.00 (as adjusted for the Reverse Stock Split) to $45.00 (on a post-Reverse Stock Split basis).
Common Class A [Member] | CPBF Lending LLC [Member]
ShortTermDebt [Line Items]
Common stock price per share																																																																					$ 7,780.00
Stock Issued During Period, Shares, New Issues																																	35																						314
Common Class A [Member] | Yorkville Advisors Global, LP [Member]
ShortTermDebt [Line Items]
Common stock price per share																	$ 590.00	$ 616.00
Common stock shares issued						15,500											325	575
Proceeds from Other Equity																	$ 191,477	$ 354,074
Shares, Issued																																																																			325	575
Consideration received on transaction						$ 896,000
Aggregate gross proceeds from offering						$ 368,000
Common Class A [Member] | June 3i Note [Member]
ShortTermDebt [Line Items]
Number of shares issued upon conversion of promissory note																																																									3,082
Common Class A [Member] | August 3i Note [Member]
ShortTermDebt [Line Items]
Number of shares issued upon conversion of promissory note																																																				3,088
Common Class A [Member] | October 3i Note [Member]
ShortTermDebt [Line Items]
Number of shares issued upon conversion of promissory note																																																								6,658
Common Class A [Member] | March Agile Note [Member]
ShortTermDebt [Line Items]
Aggregate share issued														1,164
Aggregate reductions of in outstanding balance debt			$ 1,839,000											$ 284,000
Common Class A [Member] | Yorkville Advisors Global, LP [Member] | Yorkville Convertible Note [Member]
ShortTermDebt [Line Items]
Common Stock, Par or Stated Value Per Share																										$ 0.0001
Conversion price per share																										$ 4,000.00
Common Class A [Member] | Reverse Stock Split [Member] | September 1800 Diagonal Note [Member]
ShortTermDebt [Line Items]
Conversion of stock, shares converted																				35
Common Class A [Member] | Reverse Stock Split [Member] | July 1800 Diagonal Note [Member]
ShortTermDebt [Line Items]
Common stock price per share										$ 147.45
Stock Issued During Period, Shares, New Issues										377		2,005
Common Class A [Member] | Reverse Stock Split [Member] | December 1800 Diagonal Note [Member]
ShortTermDebt [Line Items]
Conversion of stock, shares converted																					100
Common Class A [Member] | Reverse Stock Split [Member] | CPBF Lending LLC [Member]
ShortTermDebt [Line Items]
Stock Issued During Period, Shares, New Issues																																																							314
Common Class A [Member] | Reverse Stock Split [Member] | June 3i Note [Member]
ShortTermDebt [Line Items]
Number of shares issued upon conversion of promissory note																																																									3,082
Common Class A [Member] | Reverse Stock Split [Member] | August 3i Note [Member]
ShortTermDebt [Line Items]
Conversion price per share																																																			$ 222.00
Number of shares issued upon conversion of promissory note																																																			3,667	3,088
Common Class A [Member] | Reverse Stock Split [Member] | October 3i Note [Member]
ShortTermDebt [Line Items]
Number of shares issued upon conversion of promissory note																																																								6,658
Common Class A [Member] | Reverse Stock Split [Member] | October 3i Note Due October One Two Thousand Twenty Six [Member]
ShortTermDebt [Line Items]
Number of shares issued upon conversion of promissory note																																																		6,076
Common Class A [Member] | Reverse Stock Split [Member] | February 3i Note [Member]
ShortTermDebt [Line Items]
Number of shares issued upon conversion of promissory note																																																	4,637
Common Class A [Member] | Reverse Stock Split [Member] | August October and February 3I Note [Member]
ShortTermDebt [Line Items]
Number of shares issued upon conversion of promissory note																																																15,000
Common Class A [Member] | Reverse Stock Split [Member] | March Agile Note [Member]
ShortTermDebt [Line Items]
Aggregate share issued			30,345											1,164
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member]
ShortTermDebt [Line Items]
Aggregate principal amount																										$ 3,500,000
Cash proceeds from issuance of convertible notes																										3,140,000
Debt discount upon issuance																										350,000
Debt issuance costs																										$ 10,000
Common Stock [Member] | Private Placement Offering 3 LLP [Member]
ShortTermDebt [Line Items]
Minimum percentage of outstanding common Stock, buyer hold																						4.99%																																					4.99%			4.99%
Maximum percentage of outstanding common Stock, buyer hold																						9.99%																																					9.99%			9.99%
Series A Preferred Stock [Member] | Alco August Promissory Note [Member] | Alco [Member]
ShortTermDebt [Line Items]
Equity percentage owned percentage																																															10.00%
Maximum [Member] | Alco November Promissory Note [Member] | Alco [Member]
ShortTermDebt [Line Items]
Aggregate principal amount																																													$ 750,000
Maximum [Member] | Alco December Promissory Note [Member] | Alco [Member]
ShortTermDebt [Line Items]
Aggregate principal amount																																												$ 2,000,000
Maximum [Member] | Common Class A [Member] | CPBF Lending LLC [Member]
ShortTermDebt [Line Items]
Common stock price per share																																																							$ 550.00								$ 550.00
Maximum [Member] | Common Class A [Member] | June 3i Note [Member]
ShortTermDebt [Line Items]
Conversion price per share																																																									$ 516.00
Maximum [Member] | Common Class A [Member] | August 3i Note [Member]
ShortTermDebt [Line Items]
Conversion price per share																																																				$ 484.00
Maximum [Member] | Common Class A [Member] | October 3i Note [Member]
ShortTermDebt [Line Items]
Conversion price per share																																																								$ 500.00
Maximum [Member] | Common Class A [Member] | Reverse Stock Split [Member] | July 1800 Diagonal Note [Member]
ShortTermDebt [Line Items]
Common stock price per share												$ 180.00
Maximum [Member] | Common Class A [Member] | Reverse Stock Split [Member] | CPBF Lending LLC [Member]
ShortTermDebt [Line Items]
Common stock price per share																																																							550.00								550.00
Maximum [Member] | Common Class A [Member] | Reverse Stock Split [Member] | June 3i Note [Member]
ShortTermDebt [Line Items]
Conversion price per share																																																									516.00
Maximum [Member] | Common Class A [Member] | Reverse Stock Split [Member] | August 3i Note [Member]
ShortTermDebt [Line Items]
Conversion price per share																																																				484.00
Maximum [Member] | Common Class A [Member] | Reverse Stock Split [Member] | October 3i Note [Member]
ShortTermDebt [Line Items]
Conversion price per share																																																								500.00
Maximum [Member] | Common Class A [Member] | Reverse Stock Split [Member] | October 3i Note Due October One Two Thousand Twenty Six [Member]
ShortTermDebt [Line Items]
Conversion price per share																																																		$ 204.00
Maximum [Member] | Common Class A [Member] | Reverse Stock Split [Member] | February 3i Note [Member]
ShortTermDebt [Line Items]
Conversion price per share																																																																		$ 196.00
Maximum [Member] | Common Class A [Member] | Reverse Stock Split [Member] | August October and February 3I Note [Member]
ShortTermDebt [Line Items]
Conversion price per share																																																$ 153.90
Maximum [Member] | Common Class A [Member] | Reverse Stock Split [Member] | March Agile Note [Member]
ShortTermDebt [Line Items]
Conversion price per share			$ 236.00
Minimum [Member] | Yorkville Advisors Global, LP [Member] | Yorkville Convertible Note [Member]
ShortTermDebt [Line Items]
Debt instrument, interest rate																										0.00%
Minimum [Member] | Common Class A [Member] | CPBF Lending LLC [Member]
ShortTermDebt [Line Items]
Common stock price per share																																																							542.00								542.00
Minimum [Member] | Common Class A [Member] | August 3i Note [Member]
ShortTermDebt [Line Items]
Conversion price per share																																																				382.00
Minimum [Member] | Common Class A [Member] | October 3i Note [Member]
ShortTermDebt [Line Items]
Conversion price per share																																																								206.00
Minimum [Member] | Common Class A [Member] | Reverse Stock Split [Member] | July 1800 Diagonal Note [Member]
ShortTermDebt [Line Items]
Common stock price per share												$ 165.00
Minimum [Member] | Common Class A [Member] | Reverse Stock Split [Member] | CPBF Lending LLC [Member]
ShortTermDebt [Line Items]
Common stock price per share																																																							$ 542.00								$ 542.00
Minimum [Member] | Common Class A [Member] | Reverse Stock Split [Member] | June 3i Note [Member]
ShortTermDebt [Line Items]
Conversion price per share																																																									$ 382.00
Minimum [Member] | Common Class A [Member] | Reverse Stock Split [Member] | August 3i Note [Member]
ShortTermDebt [Line Items]
Conversion price per share																																																				$ 382.00
Minimum [Member] | Common Class A [Member] | Reverse Stock Split [Member] | October 3i Note [Member]
ShortTermDebt [Line Items]
Conversion price per share																																																								$ 206.00
Minimum [Member] | Common Class A [Member] | Reverse Stock Split [Member] | October 3i Note Due October One Two Thousand Twenty Six [Member]
ShortTermDebt [Line Items]
Conversion price per share																																																		$ 172.0
Minimum [Member] | Common Class A [Member] | Reverse Stock Split [Member] | February 3i Note [Member]
ShortTermDebt [Line Items]
Conversion price per share																																																																		$ 166.00
Minimum [Member] | Common Class A [Member] | Reverse Stock Split [Member] | August October and February 3I Note [Member]
ShortTermDebt [Line Items]
Conversion price per share																																																$ 50.80
Minimum [Member] | Common Class A [Member] | Reverse Stock Split [Member] | March Agile Note [Member]
ShortTermDebt [Line Items]
Conversion price per share			$ 29.50
Gem Agreement [Member]
ShortTermDebt [Line Items]
Cash agreed to pay																																										1,200,000
Aggregate principal amount																																										1,000,000.0
Monthly installments																																										$ 100,000
Aggregate principal amount																																																						$ 1,200,000
Shares issuable under the terms of promissory note																																										1,000
Gem Agreement [Member] | Gem Warrant [Member] | Reverse Stock Split [Member]
ShortTermDebt [Line Items]
Initial exercise price																																																																						$ 651,200.00
Gem Agreement [Member] | Common Class A [Member]
ShortTermDebt [Line Items]
Convertible debenture																									$ 215,000																														$ 215,057					$ 215,000			$ 215,057
Shares issuable under the terms of promissory note																																																																95
Gem Agreement [Member] | Common Class A [Member] | Reverse Stock Split [Member]
ShortTermDebt [Line Items]
Shares issuable under the terms of promissory note																																										1,000																						95
Share Purchase Agreement [Member] | Gem Agreement [Member] | Maximum [Member]
ShortTermDebt [Line Items]
Common stock, value, issued																																											$ 100,000,000
Gem Term Sheet [Member] | Gem Agreement [Member]
ShortTermDebt [Line Items]
Convertible debenture																																											$ 2,000,000.0
Convertible debenture maturity period																																											5 years
Coupon rate																																											0.00%
Commitment fee expense																																											$ 2,000,000.0
Gem Term Sheet [Member] | Gem Agreement [Member] | Common Class A [Member] | Gem Warrant [Member]
ShortTermDebt [Line Items]
Percentage of right to convert warrant to common shares																																											3.00%
Standby Equity Purchase Agreement [Member]
ShortTermDebt [Line Items]
Debt instrument, cash surplus																																																																$ 2,000,000
Standby Equity Purchase Agreement [Member] | February Yorkville Promissory Note [Member]
ShortTermDebt [Line Items]
Aggregate principal amount																																																																1,000,000
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member]
ShortTermDebt [Line Items]
Cash proceeds from issuance of convertible notes																																											$ 1,800,000
Debt discount upon issuance																																											200,000
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member] | Yorkville Convertible Note [Member]
ShortTermDebt [Line Items]
Aggregate principal amount																																											$ 2,000,000
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member] | Yorkville Convertible Notes [Member]
ShortTermDebt [Line Items]
Repayments of convertible debt																																					$ 1,000,000
Maturity date																																											Jan. 17, 2025
Debt instrument, interest rate																																											0.00%
Debt instrument, increase in interest rate																																											18.00%
Conversion rate percentage of common stock outstanding																																											9.99%
Conversion rate percentage of common stock outstanding																																											10.00%
Percentage of repayment of convertible debt, amount																																					10.00%
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member] | Yorkville Promissory Notes [Member]
ShortTermDebt [Line Items]
Repayments of convertible debt																																											$ 1,000,000
Percentage of repayment of convertible debt, amount																																											10.00%
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member] | December Yorkville Convertible Note [Member]
ShortTermDebt [Line Items]
Aggregate outstanding principal amount																																																																$ 2,000,000.0
Standby Equity Purchase Agreement [Member] | Common Class A [Member] | Yorkville Advisors Global, LP [Member]
ShortTermDebt [Line Items]
Conversion rate percentage of common stock outstanding																																											9.99%
Conversion rate percentage of common stock outstanding																																											10.00%
Conversion of stock, shares converted																																																																138
Standby Equity Purchase Agreement [Member] | Common Class A [Member] | Reverse Stock Split [Member] | Yorkville Advisors Global, LP [Member]
ShortTermDebt [Line Items]
Conversion of stock, shares converted																																																																138
Standby Equity Purchase Agreement [Member] | Maximum [Member] | Yorkville Advisors Global, LP [Member]
ShortTermDebt [Line Items]
Aggregate principal amount																																											$ 3,500,000
Yorkville Standby Equity Purchase Agreement [Member]
ShortTermDebt [Line Items]
Aggregate principal amount																																								$ 1,500,000		$ 1,000,000
Cash proceeds from issuance of convertible notes																																								1,250,000		900,000
Debt discount upon issuance																																								$ 250,000		100,000
Yorkville Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member]
ShortTermDebt [Line Items]
Increased principal amount agreed to advance																																										$ 1,000,000
Yorkville Standby Equity Purchase Agreement [Member] | Common Class A [Member]
ShortTermDebt [Line Items]
Common stock price per share																																											$ 50,000
Common Stock, Par or Stated Value Per Share																																											0.0001
Yorkville Standby Equity Purchase Agreement [Member] | Common Class A [Member] | February Yorkville Promissory Note [Member]
ShortTermDebt [Line Items]
Conversion of stock, shares converted																																																																15
Yorkville Standby Equity Purchase Agreement [Member] | Common Class A [Member] | Reverse Stock Split [Member]
ShortTermDebt [Line Items]
Common stock price per share																																											$ 1,000,000.00
Yorkville Standby Equity Purchase Agreement [Member] | Common Class A [Member] | Reverse Stock Split [Member] | Yorkville Advisors Global, LP [Member] | February Yorkville Promissory Note [Member]
ShortTermDebt [Line Items]
Conversion of stock, shares converted																																																																25
Original Debt Repayment Agreement [Member]
ShortTermDebt [Line Items]
Repayments of convertible debt																																						$ 2,000,000
Debt instrument, offering date																																						Jun. 02, 2024
Original Debt Repayment Agreement [Member] | Common Class A [Member]
ShortTermDebt [Line Items]
Redemption premium amount																																						$ 200,000
Common stock price per share																																						$ 0.0001
Amended Debt Repayment Agreement [Member]
ShortTermDebt [Line Items]
Aggregate principal amount																																					$ 750,000
Cash proceeds from issuance of convertible notes																																					75,000
Redemption premium amount																																					$ 75,000
Debt instrument, offering date																																					May 29, 2024
Debt instrument, cash surplus																																					$ 35,040
Amended Debt Repayment Agreement [Member] | Common Class A [Member]
ShortTermDebt [Line Items]
Cash proceeds from issuance of convertible notes																																				$ 75,000
Redemption premium amount																																				75,000
Common stock shares issued																																					6
Debt instrument, cash surplus																																				$ 35,000
Amended Debt Repayment Agreement [Member] | Common Class A [Member] | Reverse Stock Split [Member]
ShortTermDebt [Line Items]
Common stock shares issued																																				6
Floor Price Reduction Agreement [Member]
ShortTermDebt [Line Items]
Debt instrument extended maturity terms																																																													maturity date for the Outstanding Promissory Notes is extended by 120 days to January 17, 2025.
CPBF Securities Purchase Agreement [Member]
ShortTermDebt [Line Items]
Initial exercise price																														$ 0.0001
Percentage of number of shares of common stock outstanding																														19.99%
Debt instrument carrying amount																														$ 2,000,000.0
Purchase Agreement [Member] | Private Placement Warrants [Member] | 3i, LP [Member]
ShortTermDebt [Line Items]
Warrants issued																							106
Purchase Agreement [Member] | Reverse Stock Split [Member] | Private Placement Warrants [Member] | 3i, LP [Member]
ShortTermDebt [Line Items]
Warrants issued																							2,121
Alco Share Transfer Agreements [Member] | Seven Gc Co Holdings Inc [Member] | Alco September Promissory Note [Member]
ShortTermDebt [Line Items]
Conversion price per share																																												$ 10.00
Number of shares issued upon conversion of promissory note																																												750
Alco Share Transfer Agreements [Member] | Seven Gc Co Holdings Inc [Member] | Alco November Promissory Note [Member]
ShortTermDebt [Line Items]
Conversion price per share																																												$ 10.00
Number of shares issued upon conversion of promissory note																																												375
Debt conversion, description																																																															for each $10.00 in principal borrowed under the Alco September and November Promissory Notes, the Sponsor agreed to forfeit one share of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive one New Banzai Class A Share. For each $10.00 in principal borrowed under the December Note, the Sponsor agreed to forfeit three shares of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive three New Banzai Class A Shares. Such forfeited and issued shares under the Alco September, November, and December Promissory Notes are capped at an amount equal to 750, 375, and 3,000, respectively. Pursuant to the Alco Share Transfer Agreements, the shares are subject to an 180-day lock-up period upon issuance of the shares.
Alco Share Transfer Agreements [Member] | Seven Gc Co Holdings Inc [Member] | Alco December Promissory Note [Member]
ShortTermDebt [Line Items]
Conversion price per share																																												$ 10.00
Number of shares issued upon conversion of promissory note																																												3,000
Conversion and Settlement [Member] | Alco September Promissory Note [Member]
ShortTermDebt [Line Items]
Loans Payable, Current																															$ 4,711,681
Debt Conversion, Converted Instrument, Issuance Date																															Sep. 19, 2024
Warrants issuance grant date fair value																															$ 3,687,812
Conversion and Settlement [Member] | Alco September Promissory Note [Member] | Pre Funded Warrant [Member]
ShortTermDebt [Line Items]
Warrants issuance grant date fair value																															$ 4,080,194
Conversion and Settlement [Member] | Common Class A [Member] | Alco September Promissory Note [Member]
ShortTermDebt [Line Items]
Stock Issued During Period, Shares, New Issues																															1,412
Stock Issued During Period, Value, New Issues																															$ 1,098,614
Conversion and Settlement [Member] | Maximum [Member] | Alco September Promissory Note [Member]
ShortTermDebt [Line Items]
Warrants issued																															6,657
Conversion and Settlement [Member] | Maximum [Member] | Alco September Promissory Note [Member] | Pre Funded Warrant [Member]
ShortTermDebt [Line Items]
Warrants issued																															5,245
Conversion of 7Gc Promissory Notes [Member] | Common Class A [Member] | Sponsor [Member]
ShortTermDebt [Line Items]
Stock Issued During Period, Shares, New Issues																																									89